UNITED STATES
                      	SECURITIES AND EXCHANGE COMMISION
                            WASHINGTON D.C. 20549
                                 FORM 13F
                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          University of Texas Investment Management Company
Address:       401 Congress Avenue
               Suite 2800
               Austin, TX 78701

13F File Number: 028-05714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen Wiltrout
Title:       Senior Security Operations Specialist
Phone:       512-225-1630
Signature,                  Place,                  and Date of Signing:
 Karen Wiltrout   Austin, Texas   May 08, 2006

Report Type (Check only one.):
       [X] 13F HOLDINGS REPORT.
       [ ] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	  0

Form 13F Information Table Entry Total:   17

Form 13F Information Table Value Total (x$1000):   $658,370


List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BLDRS INDEX FDS TR EMERGING    ETF              09348R300    52170   403535 SH       SOLE                   403535        0        0
CLUBCORP INC                   COM              189994106    11160   864577 SH       SOLE                   864577        0        0
FOUNDATION COAL HLDGS INC      COM              35039W100      940    22960 SH       SOLE                    22960        0        0
INTROGEN THERAPEUTICS INC COM  COM              46119F107     6360  1197998 SH       SOLE                  1197998        0        0
ISHARES INC MSCI BRAZIL FREE   ETF              464286400    10380   259842 SH       SOLE                   259842        0        0
ISHARES INC MSCI SOUTH KOREA   ETF              464286772    14240   305328 SH       SOLE                   305328        0        0
ISHARES TR MSCI EAFE INDEX FD  ETF              464287465    22290   343400 SH       SOLE                   343400        0        0
ISHARES TR MSCI EMERGING MKTS  ETF              464287234    69880   705904 SH       SOLE                   705904        0        0
ISHARES TR RUSSELL 2000 INDEX  ETF              464287655    65180   857600 SH       SOLE                   857600        0        0
ISHARES TR S & P GLOBAL 100    ETF              464287572   162130  2461798 SH       SOLE                  2461798        0        0
ISHARES TR S&P 100 INDEX FD    ETF              464287101   207920  3521087 SH       SOLE                  3521087        0        0
LEXICON GENETICS INC COM       COM              528872104     1390   250000 SH       SOLE                   250000        0        0
PHARMACEUTICAL HOLDERS TR      ETF              71712A206    28950   405400 SH       SOLE                   405400        0        0
SONGBIRD HEARING INC SER C     PFD              999763220     3460 53233469 SH       SOLE                 53233469        0        0
SONGBIRD HEARING INC SERIES B  PFD              999733272      380  5788308 SH       SOLE                  5788308        0        0
SONGBIRD SERIES D CONVERTIBLE  PFD              999D35787      500  7696025 SH       SOLE                  7696025        0        0
TEXAS INSTRS INC COM           COM              882508104     1040    32000 SH       SOLE                    32000        0        0